FT Vest U.S. Equity Quarterly Max Buffer ETF Investment Objectives and Goals - FT Vest U.S. Equity Quarterly Max Buffer ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the "Underlying ETF") up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses), as described below, against Underlying ETF losses over an approximate period of three months (the "Target Outcome Period").